Risk management, funding and liquidity risk and market risk - Traded market risk (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Net market risk | High
Traded market risk
Value at risk	$ 23.4	$ 31.8	$ 21.2
Net market risk | Low
Traded market risk
Value at risk	6.8	8.8	5.4
Net market risk | Average
Traded market risk
Value at risk	12.9	15.2	10.6
Interest rate risk | High
Traded market risk
Value at risk	21.2	21.8	20.2
Interest rate risk | Low
Traded market risk
Value at risk	5.4	7.2	5.0
Interest rate risk | Average
Traded market risk
Value at risk	10.8	11.0	9.2
FX risk | High
Traded market risk
Value at risk	7.3	14.2	8.3
FX risk | Low
Traded market risk
Value at risk	0.9	1.1	0.3
FX risk | Average
Traded market risk
Value at risk	2.4	4.3	2.5
Equity risk | High
Traded market risk
Value at risk	0.0	0.1	0.1
Equity risk | Low
Traded market risk
Value at risk	0.0	0.0	0.0
Equity risk | Average
Traded market risk
Value at risk	0.0	0.0	0.0
Commodity risk | High
Traded market risk
Value at risk	1.7	3.5	4.0
Commodity risk | Low
Traded market risk
Value at risk	0.6	0.9	1.5
Commodity risk | Average
Traded market risk
Value at risk	1.2	2.0	2.5
Other market risks | High
Traded market risk
Value at risk	10.1	9.4	6.5
Other market risks | Low
Traded market risk
Value at risk	1.9	3.2	1.4
Other market risks | Average
Traded market risk
Value at risk	5.4	6.0	2.9
Diversification effect | Average
Traded market risk
Value at risk	(6.9)	(8.1)	(6.5)
Parent Entity | Net market risk | High
Traded market risk
Value at risk	23.4	31.8	21.2
Parent Entity | Net market risk | Low
Traded market risk
Value at risk	6.8	8.8	5.4
Parent Entity | Net market risk | Average
Traded market risk
Value at risk	12.9	15.2	10.6
Parent Entity | Interest rate risk | High
Traded market risk
Value at risk	21.2	21.8	20.2
Parent Entity | Interest rate risk | Low
Traded market risk
Value at risk	5.4	7.2	5.0
Parent Entity | Interest rate risk | Average
Traded market risk
Value at risk	10.8	11.0	9.2
Parent Entity | FX risk | High
Traded market risk
Value at risk	7.3	14.2	8.3
Parent Entity | FX risk | Low
Traded market risk
Value at risk	0.9	1.1	0.3
Parent Entity | FX risk | Average
Traded market risk
Value at risk	2.4	4.3	2.5
Parent Entity | Equity risk | High
Traded market risk
Value at risk	0.0	0.1	0.1
Parent Entity | Equity risk | Low
Traded market risk
Value at risk	0.0	0.0	0.0
Parent Entity | Equity risk | Average
Traded market risk
Value at risk	0.0	0.0	0.0
Parent Entity | Commodity risk | High
Traded market risk
Value at risk	1.7	3.5	4.0
Parent Entity | Commodity risk | Low
Traded market risk
Value at risk	0.6	0.9	1.5
Parent Entity | Commodity risk | Average
Traded market risk
Value at risk	1.2	2.0	2.5
Parent Entity | Other market risks | High
Traded market risk
Value at risk	10.1	9.4	6.5
Parent Entity | Other market risks | Low
Traded market risk
Value at risk	1.9	3.2	1.4
Parent Entity | Other market risks | Average
Traded market risk
Value at risk	5.4	6.0	2.9
Parent Entity | Diversification effect | Average
Traded market risk
Value at risk	$ (6.9)	$ (8.1)	$ (6.5)